Cash and restricted cash - Reconciliation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash at bank	¥ 561,148	$ 79,036	¥ 860,472
Restricted cash	27,126	3,821	40,957
Cash and restricted cash shown in the consolidated statements of cash flows	¥ 588,274	$ 82,857	¥ 901,429	$ 126,964	¥ 989,132	¥ 1,003,876